Condensed Interim Consolidated Statements of Cash Flows (Unaudited) - CAD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
OPERATING ACTIVITIES
Loss for the period	$ (2,208)	$ (2,226)
Items not affecting cash:
Amortization	10	42
Share based payments	317	451
Interest income	(52)	(20)
Changes in working capital	197	1,461
Interest received	62	18
Net cash used in operating activities	(1,674)	(274)
INVESTING ACTIVITIES
Expenditures on exploration and evaluation assets (includes changes in working capital)	(12,778)	(10,626)
Short-term investments	(2,500)	(1,300)
Purchase of equipment		(20)
Net cash used in investing activities	(15,278)	(11,946)
FINANCING ACTIVITIES
Proceeds from issuance of common shares	17,500	13,951
Direct financing costs	(574)	(511)
Net cash provided by financing activities	16,926	13,440
Change in cash equivalents for the period	(26)	1,220
Cash and cash equivalents, beginning of the period	398	630
Cash and cash equivalents, at the end of the period	$ 372	$ 1,850